Supplement dated September 16, 2010
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2010

(as supplemented on March 17, 2010, May 3, 2010, May 19, 2010,
May 27, 2010, June 16, 2010, July 12, 2010, and August 10, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES
Effective September 20, 2010, on page 96, under the sub-heading Investment Advisors, in the section related to Brown Investment Advisory Incorporated, add to the list of Funds: a portion of the assets of
SmallCap Growth I.

Effective November 1, 2010, on page 102, delete the management fee schedule for the International
Fund I and substitute the following:
First $500 million	1.10%
Next $500 million	1.08%
Next $500 million	1.06%
Next $500 million	1.05%
Next $1 billion	1.04%
Over $3 billion	1.03%

Effective November 1, 2010, on page 102, delete the management fee schedule for the LargeCap Value
Fund I and substitute the following:
First $500 million	0.80%
Next $500 million	0.78%
Next $500 million	0.76%
Next $500 million	0.75%
Next $1 billion	0.74%
Over $3 billion	0.73%

Effective October 1, 2010, in the table on page 104, make the following changes:
In the row for International Growth Fund, in the column for Class A, delete 1.60% and substitute 1.54%
and in the column for expiration date, add footnote (1) to the date listed.
In the row for SmallCap Blend Fund, in the column for Class A, delete N/A and substitute 1.63%; in the column for Class B, delete N/A and substitute 2.38%; and in the column for expiration date, add footnote
(2) to the date listed.
In the row for SmallCap Growth Fund, in the column for Class A, delete N/A and substitute 1.58%; in the column for Class B, delete 2.57% and substitute 2.33%; and in the column for expiration date, add footnote (2) to the date listed.
(1) Expiration for Class A is 02/29/2012.
(2) Expiration for Class A and Class B is 02/29/2012.

Effective September 20, 2010, on page 113, add the following:
SmallCap Growth Fund I (Brown):
First $200 million	0.50%
Next $200 million	0.45%
Over $400 million	0.40%

PORTFOLIO HOLDINGS DISCLOSURE
Insert the following before the last sentence on page 3 of the supplement dated June 16, 2010:
Principal Funds Money Market Fund also publishes on the website www.principal.com, within five business days after the end of each month, certain information required to be made publicly available by
SEC rule.

PORTFOLIO MANAGER DISCLOSURE
Effective September 20, 2010, on pages 170-171, in the section for Brown Investment Advisory
Incorporated, add the following information to the disclosure for Other Accounts Managed,
Compensation, and Ownership of Securities sections:

This information is as of 7/31/2010.
		Other Accounts Managed
	Total	Total Assets	Number of	Total Assets of
	Number	in the	Accounts that	the Accounts
	of	Accounts	base the	that base the
	Accounts		Advisory Fee on	Advisory Fee on
			Performance	Performance
Christopher A. Berrier
SmallCap Growth Fund I	0	0
Registered investment companies	1	$155 million	0	0
Other pooled investment vehicles	2	$9 million	0	0
Other accounts	54	$374 million	0	0

Timothy W. Hathaway
SmallCap Growth Fund I	0	0
Registered investment companies	1	$155 million	0	0
Other pooled investment vehicles	2	$9 million	0	0
Other accounts	54	$374 million	0	0

Compensation

Accounts managed in the small-cap growth equity strategy are typically compared to the Russell 2000
Growth Index.

Ownership of Securities

Portfolio Manager	Funds Managed by Portfolio Manager			Dollar Range of
	(list each fund on its own line)			Securities Owned by
				the Portfolio Manager
Christopher A. Berrier	SmallCap Growth Fund I			None
Timothy W. Hathaway	SmallCap Growth Fund I			None

On pages 206-207, in the section for Principal Real Estate Investors, LLC, add the following information to the disclosure for Other Accounts Managed and Ownership of Securities:

This information is as of 06/30/2010.

Other Accounts Managed
	Total	Total	Number of	Total Assets
	Number	Assets in	Accounts that	of the
	of	the	base the	Accounts that
	Accounts	Accounts	Advisory Fee	base the
			on	Advisory Fee
			Performance	on
Performance
Anthony Kenkel	N/A	N/A	N/A	N/A
Global Real Estate Securities Fund	N/A	N/A	N/A	N/A
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	4	$28.6 M	0	0

Alistair Gillespie	N/A	N/A	N/A	N/A
Global Real Estate Securities Fund	N/A	N/A	N/A	N/A
Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	3	$22.2 M	0	0

Matt Richmond	N/A	N/A	N/A	N/A
Real Estate Securities Fund	N/A	N/A	N/A	N/A
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	14	$327.2	0	0
million

Ownership of Securities

Portfolio Manager	Funds Managed by Portfolio Manager			Dollar Range of
	(list each fund on its own line)			Securities Owned by
the Portfolio Manager
Anthony Kenkel	Global Real Estate Securities Fund			None
Alistair Gillespie	Global Real Estate Securities Fund			None
	Global Diversified Income Fund			None
Matt Richmond	Real Estate Securities Fund			$1 - $10,000

On page 207, delete the information in the Compensation section and substitute:

PrinREI offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks. Relative performance metrics are measured over rolling one-year, three-year and five-year periods. Investment performance generally comprises 60% of total variable compensation. The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

Among senior team members a portion of variable earnings are structured as deferred compensation, subject to three year vesting. Deferred compensation takes the form of a combination of direct investment in equity funds managed by the team as well as PFG restricted stock.

The benefits of this structure are three fold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary element allows flexibility to reward individual and team contributions at times when our investment strategies may be temporarily out of favor. Third, the overall measurement framework and the deferred component for senior staff is well aligned with our desired focus on clients' objectives (e.g. co-investment), longer term results, collaboration and team development.